Nationwide NYSE Arca Tech 100 Index Fund Investment Strategy - Nationwide NYSE Arca Tech 100 Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. The market capitalizations of the companies in the NYSE Arca Tech 100 Index range from small- to large-capitalization companies. To pursue its principal investment strategy, the Fund, under normal market conditions, invests at least 80% of its net assets in securities of companies included in the NYSE Arca Tech 100 Index. In doing so, the Fund typically invests in index securities in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.The Fund intends to be diversified in approximately the same proportion as the NYSE Arca Tech 100 Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the NYSE Arca Tech 100 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the NYSE Arca Tech 100 Index.
Strategy Portfolio Concentration [Text]	Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.